Employee benefits (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Summary of Employee Costs

a) Employee costs includes

	Year ended March 31,
	2017		2018		2019
Salaries and bonus	₹	258,207	₹	261,981	₹	289,005
Employee benefits plans
Gratuity and other defined benefit plans		1,095		1,532		1,459
Defined contribution plans		7,037		7,363		7,372
Share based compensation		1,742		1,347		1,938

	₹	268,081	₹	272,223	₹	299,774

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2017		2018		2019
Cost of revenues	₹	226,595	₹	228,937	₹	251,818
Selling and marketing expenses		26,051		28,070		30,972
General and administrative expenses		15,435		15,216		16,984

	₹	268,081	₹	272,223	₹	299,774

Summary of Defined Benefit Plan Actuarial (Gains) Losses Recognized in Other Comprehensive Income

Defined benefit plan actuarial (gains)/ losses recognized in other comprehensive income include:

	Year ended March 31,
	2017	2018	2019
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	₹ (189)	₹ (18)	₹ (49)
Actuarial loss/ (gain) arising from financial assumptions	363	(296)	73
Actuarial loss/ (gain) arising from demographic assumptions	(73)	(54)	(40)
Actuarial loss/ (gain) arising from experience adjustments	(313)	(454)	(266)

	₹ (212)	₹ (822)	₹ (282)

Summary of Defined Benefit Plans

Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2017		2018		2019
Current service cost	₹	1,130	₹	1,525	₹	1,434
Net interest on net defined benefit liability/(asset)		(35)		7		25

Net gratuity cost/(benefit)		1,095		1,532		1,459

Actual return on plan assets	₹	692	₹	501	₹	607

Summary of Change in Present Value of Defined Obligation and Plan Assets

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2018		2019
Defined benefit obligation at the beginning of the year	₹	8,270	₹	8,654
Acquisitions (Note 32)		38		1,094
Current service cost		1,525		1,434
Interest on obligation		490		583
Benefits paid		(865)		(1,047)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions		(296)		73
Actuarial loss/(gain) arising from demographic assumptions		(54)		(40)
Actuarial loss/(gain) arising from experience adjustments		(454)		(266)

Defined benefit obligation at the end of the year	₹	8,654	₹	10,485

Change in plan assets is summarized below:

	As at March 31,
	2018		2019
Fair value of plan assets at the beginning of the year	₹	7,919	₹	8,507
Acquisitions (Note 32)		28		109
Expected return on plan assets		483		558
Employer contributions		59		254
Benefits paid		—		(34)
Remeasurement (loss)/gains
Return on plan assets excluding interest income		18		49

Fair value of plan assets at the end of the year	₹	8,507	₹	9,443

Present value of unfunded obligation	₹	(147)	₹	(1,042)

Recognized asset/(liability)	₹	(147)	₹	(1,042)

Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2018	2019
Discount rate	6.30%	6.05%
Expected return on plan assets	6.30%	6.05%
Expected rate of salary increase	6.89%	6.80%
Duration of defined benefit obligations	8 years	8 years

Summary of Expected Future Contribution and Estimated Future Benefit Payments

The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2020	₹	1,331

Estimated benefit payments from the fund for the year ending March 31:
2020	₹	1,686
2021		1,203
2022		1,171
2023		1,150
2024		1,133
Thereafter		7,552

Total	₹	13,895

Summary of Fund and Plan Assets of Provident Fund

The details of fund and plan assets are given below:

	As at March 31,
	2018		2019
Fair value of plan assets	₹	46,016	₹	53,015
Present value of defined benefit obligation		(46,016)		(53,015)

Net (shortfall)/ excess	₹	—	₹	—

Provident fund [member]
Statement [LineItems]
Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2018	2019
Discount rate for the term of the obligation	7.35%	7.00%
Average remaining tenure of investment portfolio	7 years	8 years
Guaranteed rate of return	8.55%	8.65%